Acquisitions and Divestitures - Other Intangible Assets Recognized in Acquisition (Detail) - DHC Corporation ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 68,800
Intangibles subject to amortization	26,713
Acquired intangibles recorded at fair value	95,513
License
Business Acquisition [Line Items]
Intangibles subject to amortization	¥ 15,500
Weighted average amortization period	15 years
Customer Relationships
Business Acquisition [Line Items]
Intangibles subject to amortization	¥ 11,213
Weighted average amortization period	16 years
Trade Names
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 68,800